UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security
December 31, 2008	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 93.8%
Aerospace & Defense - 3.2%
United Technologies Corporation	35,500	$1,902,800

Air Freight & Logistics - 3.8%
FedEx Corporation	35,300	2,264,495

Broadcasting - 1.1%
CBS Corporation (Cl.B)	77,100	631,449

Building Products - 1.6%
USG Corporation *	117,300	943,092

Computer Hardware - 2.3%
Hewlett-Packard Company	37,400	1,357,246

Construction Materials - 1.7%
Vulcan Materials Company	14,900	1,036,742

Consumer Finance - 1.9%
Capital One Financial Corporation	28,300	902,487
First Marblehead Corporation *	191,163	246,600

		1,149,087

Data Processing & Outsourced Services - 4.1%
Western Union Company	168,900	2,422,026

Department Stores - 2.0%
JC Penney Company, Inc.	61,200	1,205,640

Diversified Banks - 2.8%
U.S. Bancorp	14,600	365,146
Wells Fargo & Company	43,800	1,291,224

		1,656,370

Diversified Chemicals - 0.9%
Dow Chemical Company	33,600	507,024

Drug Retail - 2.9%
CVS Caremark Corporation	60,400	1,735,896

Electric Utilities - 3.4%
Edison International	62,600	2,010,712

Electronic Manufacturing Services - 1.7%
Tyco Electronics, Ltd.	62,150	1,007,452

Health Care Equipment - 3.1%
Covidien, Ltd.	20,350	737,484
Hospira, Inc. *	40,800	1,094,256

		1,831,740

Health Care Services - 2.2%
Medco Health Solutions, Inc. *	31,400	1,315,974

Home Improvement Retail - 4.0%
Lowe’s Companies, Inc.	109,900	2,365,048

Hypermarkets & Super Centers - 6.4%
Costco Wholesale Corporation	33,200	1,743,000
Wal-Mart Stores, Inc.	36,900	2,068,614

		3,811,614

Industrial Conglomerates - 4.4%
General Electric Company	101,700	1,647,540
McDermott International, Inc. *	91,100	900,068

		2,547,608

Industrial Machinery - 1.8%
Parker Hannifin Corporation	24,900	1,059,246

Insurance Brokers - 1.2%
AON Corporation	15,000	685,200

Integrated Oil & Gas - 7.8%
Chevron Corporation	21,000	1,553,370
ConocoPhillips	8,900	461,020
Exxon Mobil Corporation	33,000	2,634,390

		4,648,780

Integrated Telecommunication Services - 1.1%
Windstream Corporation	69,176	636,419

Managed Health Care - 1.4%
Aetna, Inc.	28,700	817,950

Movies & Entertainment - 2.5%
News Corporation	27,500	249,975
Time Warner, Inc.	125,600	1,263,536

		1,513,511

Oil & Gas Equipment & Services - 1.6%
Halliburton Company	53,800	978,084

Oil & Gas Exploration & Production - 1.3%
Chesapeake Energy Corporation	46,800	756,756

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc.	65,500	948,440

Other Diversified Financial Services - 2.1%
JPMorgan Chase & Company	40,000	1,261,200

Pharmaceuticals - 3.4%
Schering-Plough Corporation	121,200	2,064,036

Property & Casualty Insurance - 4.9%
Berkshire Hathaway, Inc. *	30	2,898,000

Railroads - 3.6%
Union Pacific Corporation	45,300	2,165,340

Research & Consulting Services - 2.0%
Equifax, Inc.	45,600	1,209,312

Specialty Chemicals - 1.5%
Rohm & Haas Company	14,600	902,134

Tobacco - 2.5%
Altria Group, Inc.	34,800	524,088

Schedule of Investments December 31, 2008	Security Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 93.8% (continued)
Tobacco - 2.5% (continued)
Philip Morris International, Inc.	22,100	$961,571

		1,485,659

TOTAL COMMON STOCKS (cost $73,470,901)		$55,732,082

Total Investments - 93.8% (cost $73,470,901)		$55,732,082

Cash & Other Assets, Less Liabilities - 6.2%		3,698,288

Total Net Assets - 100.0%		$59,430,370

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $74,604,761.

*	Non-income producing security

Schedule of Investments December 31, 2008	Security Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.3%
United Technologies Corporation	1,870	$100,232

Air Freight & Logistics - 3.3%
FedEx Corporation	1,600	102,640

Broadcasting - 0.7%
CBS Corporation (Cl.B)	2,770	22,686

Building Products - 1.5%
USG Corporation *	5,890	47,356

Computer Hardware - 2.3%
Hewlett-Packard Company	1,950	70,766

Construction Materials - 1.8%
Vulcan Materials Company	800	55,663

Consumer Finance - 1.9%
Capital One Financial Corporation	1,470	46,878
First Marblehead Corporation *	8,765	11,307

		58,185

Data Processing & Outsourced Services - 4.1%
Western Union Company	8,870	127,195

Department Stores - 2.4%
JC Penney Company, Inc.	3,770	74,269

Diversified Banks - 3.3%
U.S. Bancorp	1,200	30,012
Wells Fargo & Company	2,380	70,163

		100,175

Diversified Chemicals - 1.0%
Dow Chemical Company	2,050	30,935

Drug Retail - 2.1%
CVS Caremark Corporation	2,260	64,952

Electric Utilities - 3.5%
Edison International	3,330	106,960

Electronic Manufacturing Services - 2.0%
Tyco Electronics, Ltd.	3,810	61,760

Exchange Traded Funds - 1.9%
iShares Russell 1000 Value Index Fund	590	29,217
iShares S&P 500 Value Index Fund	670	30,270

		59,487

Health Care Equipment - 3.4%
Covidien, Ltd.	1,150	41,676
Hospira, Inc. *	2,230	59,809

		101,485

Health Care Services - 2.3%
Medco Health Solutions, Inc. *	1,680	70,409

Home Improvement Retail - 3.6%
Lowe’s Companies, Inc.	5,110	109,968

Hypermarkets & Super Centers - 5.3%
Costco Wholesale Corporation	1,140	59,850
Wal-Mart Stores, Inc.	1,840	103,151

		163,001

Industrial Conglomerates - 4.9%
General Electric Company	5,340	86,507
McDermott International, Inc. *	6,820	67,382

		153,889

Industrial Machinery - 3.2%
Parker Hannifin Corporation	2,300	97,842

Insurance Brokers - 2.5%
AON Corporation	1,700	77,656

Integrated Oil & Gas - 8.8%
Chevron Corporation	1,190	88,024
ConocoPhillips	660	34,188
Exxon Mobil Corporation	1,820	145,291

		267,503

Integrated Telecommunication Services - 1.2%
Windstream Corporation	3,930	36,156

Managed Health Care - 2.0%
Aetna, Inc.	2,200	62,700

Movies & Entertainment - 2.2%
Time Warner, Inc.	6,720	67,603

Oil & Gas Equipment & Services - 1.8%
Halliburton Company	3,060	55,631

Oil & Gas Exploration & Production - 1.5%
Chesapeake Energy Corporation	2,900	46,893

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc.	3,490	50,535

Other Diversified Financial Services - 1.9%
JPMorgan Chase & Company	1,840	58,015

Pharmaceuticals - 3.1%
Schering-Plough Corporation	5,680	96,730

Property & Casualty Insurance - 3.1%
Berkshire Hathaway, Inc. *	1	96,600

Railroads - 3.5%
Union Pacific Corporation	2,260	108,028

Schedule of Investments December 31, 2008	Security Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Research & Consulting Services - 2.3%
Equifax, Inc.	2,670	$70,808

Specialty Chemicals - 1.5%
Rohm & Haas Company	730	45,107

Tobacco - 2.6%
Altria Group, Inc.	1,920	28,915
Philip Morris International, Inc.	1,190	51,777

		80,692

TOTAL COMMON STOCKS (cost $3,773,566)		$3,000,512

Total Investments - 97.4%
(cost $3,773,566)		$3,000,512
Cash & Other Assets, Less Liabilities - 2.6%		79,757

Total Net Assets - 100.0%		$3,080,269

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $3,773,566.

*	Non-income producing security

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amount of unrealized appreciation (depreciation) on investments at December 31, 2008, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Security Large Cap Value Fund	$2,832,512	$(21,705,191)	$(18,872,679)
Security Large Cap Value Institutional Series	$70,685	$(843,739)	$(773,054)
2. Summary of Fair Value Exposure at Each Level
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments:

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in		significant
		active markets for	significant other	unobservable
Description	Total	identical assets	observable inputs	inputs
Security Large Cap Value Fund
Securities	$55,732,082	$55,732,082	$—	$—

Security Large Cap Value Institutional Series
Securities	$3,000,512	$3,000,512	$—	$—

3. Security Valuation
     Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	February 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	February 27, 2009

By:	/s/ BRENDA M. HARWOOD

Brenda M. Harwood, Treasurer

Date:	February 27, 2009